Segment reporting	6 Months Ended
Jun. 30, 2018
Segment reporting
Segment reporting

9. Segment reporting

The following table summarizes segment reporting. The sum of the amounts of the two segments equals the total for the Group in each of the periods.

	Three months ended June 30,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,883	3,379	2,542	2,611

Gross profit	561	1,492	925	1,185
Gross profit in %	29.8%	44.2%	36.4%	45.4%

	Six months ended June 30,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,258	7,056	4,235	5,448

Gross profit	990	3,330	1,278	2,413
Gross profit in %	30.4%	47.2%	30.2%	44.3%